FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit risk (Details) - Trade accounts receivable - Credit risk - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total	$ 443,570	$ 375,356
Current
Disclosure of detailed information about financial instruments [line items]
Total	316,492	304,181
1 – 30 days
Disclosure of detailed information about financial instruments [line items]
Total	68,454	35,704
31 – 60 days
Disclosure of detailed information about financial instruments [line items]
Total	12,537	13,098
61 – 90 days
Disclosure of detailed information about financial instruments [line items]
Total	13,554	5,870
Over 90 days
Disclosure of detailed information about financial instruments [line items]
Total	$ 32,533	$ 16,503